Condensed Consolidating Financial Statements, Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Securities available for sale	$ 222,613		$ 172,654
Mortgages and loans held for sale	49,695		53,053
Loans	769,631		757,267		782,770	864,830	382,195
Allowance for loan losses	(19,372)		(23,022)		(24,516)	(21,013)	(5,307)
Net loans	750,259		734,245
Other assets	227,493		201,495
Total assets	1,313,867	[1]	1,258,128	[1]
Liabilities and equity
Deposits	920,070		847,942
Short-term borrowings	49,091		55,401		38,966
Accrued expenses and other liabilities	77,665		69,913
Long-term debt	125,354		156,983
Indebtedness to subsidiaries	0		0
Total liabilities	1,172,180	[2]	1,130,239	[2]
Parent, WFFI, other and Wells Fargo stockholders' equity	140,241		126,408
Noncontrolling interests	1,446		1,481
Total equity	141,687		127,889		114,359	102,316
Total liabilities and equity	1,313,867		1,258,128
Bank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Nonbank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Subsidiary banks [Member]
Assets
Cash and cash equivalents	0		0
Nonaffiliates [Member]
Assets
Cash and cash equivalents	63,807		96,681
Wells Fargo & Company [Member]
Assets
Securities available for sale	7,427		2,368
Mortgages and loans held for sale	0		0
Loans	6		7
Allowance for loan losses	0		0
Net loans	50,878		57,274
Other assets	7,573		8,363
Total assets	237,669		247,025
Liabilities and equity
Deposits	0		0
Short-term borrowings	759		2,412
Accrued expenses and other liabilities	7,052		6,819
Long-term debt	77,613		99,745
Indebtedness to subsidiaries	12,004		11,641
Total liabilities	97,428		120,617
Parent, WFFI, other and Wells Fargo stockholders' equity	140,241		126,408
Noncontrolling interests	0		0
Total equity	140,241		126,408
Total liabilities and equity	237,669		247,025
Wells Fargo & Company [Member] | Bank [Member]
Assets
Loans to subsidiaries	3,885		3,885
Investments in subsidiaries	135,155		133,867
Wells Fargo & Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	46,987		53,382
Investments in subsidiaries	17,294		14,904
Wells Fargo & Company [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	19,312		30,240
Wells Fargo & Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	30		9
Wells Fargo Financial, Inc. [Member]
Assets
Securities available for sale	1,670		2,742
Mortgages and loans held for sale	0		0
Loans	26,735		30,329
Allowance for loan losses	(1,775)		(1,709)
Net loans	24,960		28,620
Other assets	1,255		1,316
Total assets	28,451		33,044
Liabilities and equity
Deposits	0		0
Short-term borrowings	15,503		14,490
Accrued expenses and other liabilities	1,603		1,685
Long-term debt	9,746		15,240
Indebtedness to subsidiaries	0		0
Total liabilities	26,852		31,415
Parent, WFFI, other and Wells Fargo stockholders' equity	1,599		1,618
Noncontrolling interests	0		11
Total equity	1,599		1,629
Total liabilities and equity	28,451		33,044
Wells Fargo Financial, Inc. [Member] | Bank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Wells Fargo Financial, Inc. [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Wells Fargo Financial, Inc. [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	211		154
Wells Fargo Financial, Inc. [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	355		212
Other consolidating subsidiaries [Member]
Assets
Securities available for sale	213,516		167,544
Mortgages and loans held for sale	49,695		53,053
Loans	759,794		742,807
Allowance for loan losses	(17,597)		(21,313)
Net loans	742,197		721,494
Other assets	219,945		192,821
Total assets	1,288,775		1,231,372
Liabilities and equity
Deposits	939,593		878,336
Short-term borrowings	79,682		86,523
Accrued expenses and other liabilities	70,290		62,414
Long-term debt	46,914		55,476
Indebtedness to subsidiaries	0		0
Total liabilities	1,136,479		1,082,749
Parent, WFFI, other and Wells Fargo stockholders' equity	150,850		147,153
Noncontrolling interests	1,446		1,470
Total equity	152,296		148,623
Total liabilities and equity	1,288,775		1,231,372
Other consolidating subsidiaries [Member] | Bank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Other consolidating subsidiaries [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	0		0
Investments in subsidiaries	0		0
Other consolidating subsidiaries [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	0		0
Other consolidating subsidiaries [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	63,422		96,460
Eliminations [Member]
Assets
Securities available for sale	0		0
Mortgages and loans held for sale	0		0
Loans	(16,904)		(15,876)
Allowance for loan losses	0		0
Net loans	(67,776)		(73,143)
Other assets	(1,280)		(1,005)
Total assets	(241,028)		(253,313)
Liabilities and equity
Deposits	(19,523)		(30,394)
Short-term borrowings	(46,853)		(48,024)
Accrued expenses and other liabilities	(1,280)		(1,005)
Long-term debt	(8,919)		(13,478)
Indebtedness to subsidiaries	(12,004)		(11,641)
Total liabilities	(88,579)		(104,542)
Parent, WFFI, other and Wells Fargo stockholders' equity	(152,449)		(148,771)
Noncontrolling interests	0		0
Total equity	(152,449)		(148,771)
Total liabilities and equity	(241,028)		(253,313)
Eliminations [Member] | Bank [Member]
Assets
Loans to subsidiaries	(3,885)		(3,885)
Investments in subsidiaries	(135,155)		(133,867)
Eliminations [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	(46,987)		(53,382)
Investments in subsidiaries	(17,294)		(14,904)
Eliminations [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	(19,523)		(30,394)
Eliminations [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	$ 0		$ 0

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.